401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2011
401(k) and Profit-Sharing Plan [Abstract]
401(k) and Profit-Sharing Plan
Note 13.  401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements.  The pension expense was $506,640 and $493,127 for 2011 and 2010, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.